As filed with the Securities and Exchange Commission on February 12, 2018

1933 Act Registration No. 333-167073

1940 Act Registration No. 811-22417

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 57	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 58	☒

Destra Investment Trust

(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor

Chicago, Illinois 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (630) 241-4200

Jane Hong Shissler

Destra Investment Trust

One North Wacker, 48th Floor

Chicago, Illinois 60606

(Name and Address of Agent for Service)

Copy to:

Morrison Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b)

☐ on ___________ pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Wolverine Dynamic Asset Fund, each a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Chicago, and State of Illinois, on the 12th day of February, 2018.

Destra Investment Trust

By:	/s/ Robert Watson
Robert Watson
Chief Executive Officer & President

Pursuant to the requirements of the Securities Act, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Robert Watson	Chief Executive Officer & President		February 12, 2018
Robert Watson

/s/ Linda Fryer	Chief Financial Officer & Treasurer		February 12, 2018
Linda Fryer

Nicholas Dalmaso*	) Trustee )
	)	By:	/s/ Robert Watson
John S. Emrich*	) Trustee )		Robert Watson Attorney-In-Fact
	)		February 12, 2018
Michael S. Erickson*	) Trustee )
)
Jeffrey S. Murphy*	) Trustee )
)

*	An original power of attorney authorizing Robert Watson and Jane Hong Shissler to execute this registration statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and has previously been filed with the Securities and Exchange Commission and is incorporated by reference herein.

Index to Exhibits

(101)       Risk/return summary in interactive data format